Cover	Oct. 19, 2020
Cover [Abstract]
Document Period End Date	Oct. 19, 2020
Document Type	8-K
Entity File Number	0-14678
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1390387
Entity Registrant Name	ROSS STORES, INC.
Local Phone Number	965-4400
Entity Address, Address Line One	5130 Hacienda Drive
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01
Trading Symbol	ROST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000745732
Amendment Flag	false